Debt Terminated Credit Facilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Foreign Line of Credit [Member]
Line of Credit Facility [Line Items]
Credit facility sub-limit for subsidiary		$ 3,750
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		8,000
Line of Credit Facility, Expiration Date	Apr. 05, 2016
Interest Expense, Debt, including amortization of debt costs	$ 100	300
Cyrus Purchasers [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		10,000	$ 5,000
Line of Credit Facility, Expiration Date	Apr. 05, 2016
Interest Expense, Debt, including amortization of debt costs	$ 900	1,200
Amortization of Debt Discount (Premium)	700	700
Due to Related Parties, Current	$ 0	$ 100